MBS Securities Narrative Tagging (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2014 USD ($)	Dec. 31, 2015 USD ($) Integer	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 31, 2014 USD ($)	May 31, 2014 USD ($)	Apr. 30, 2014 USD ($)
Schedule of Available-for-sale Securities [Line Items]
TOB Financing		$ 23,400,000					$ 873,000
Payments to Acquire Mortgage Backed Securities (MBS) categorized as Available-for-sale	$ 3,800,000			$ 12,629,888
Tolerable Range of Difference in Valuation		7.50%
Adverse change rate		10.00%
Available-for-sale Securities, Gross Unrealized Loss		$ 43,063	$ 19,582
Effective rate - minimum [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate		4.20%
Effective rate - maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate		12.10%
10% adverse [Member] | Effective rate - minimum [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate		4.60%
10% adverse [Member] | Effective rate - maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate		13.30%
Trust Portfolio--MBS Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of Available for Sale Securities, Mortgage Backed Securities | Integer		6
Available for Sale Securities, not Including Premiums	$ 3,700,000	$ 14,765,000	$ 14,765,000			$ 3,700,000
Payments to Acquire Mortgage Backed Securities (MBS) categorized as Available-for-sale		24,600,000
Sale of Available for Sale Securities, not Including Premiums		$ 24,400,000
Adverse change rate		10.00%
Trust Portfolio--MBS Bonds [Member] | Effective rate - minimum [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate		3.70%
Trust Portfolio--MBS Bonds [Member] | Effective rate - maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate		5.30%
Trust Portfolio--MBS Bonds [Member] | 10% adverse [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Loss		$ 781,000
Trust Portfolio--MBS Bonds [Member] | 10% adverse [Member] | Effective rate - minimum [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate		4.10%
Trust Portfolio--MBS Bonds [Member] | 10% adverse [Member] | Effective rate - maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate		5.80%
Trust Portfolio--MBS Bonds [Member] | Mortgage Backed Security Trust 4 [Member]
Schedule of Available-for-sale Securities [Line Items]
TOB Financing		$ 6,000,000			$ 6,000,000
Trust Portfolio--MBS Bonds [Member] | Mortgage Backed Security Trust 5 [Member] [Member]
Schedule of Available-for-sale Securities [Line Items]
TOB Financing		5,300,000			5,300,000
Trust Portfolio--MBS Bonds [Member] | Mortgage Backed Security Trust 6 [Member]
Schedule of Available-for-sale Securities [Line Items]
TOB Financing		7,800,000			7,800,000
Trust Portfolio--MBS Bonds [Member] | Mortgage Backed Security Trusts 4, 5, 6 [Member]
Schedule of Available-for-sale Securities [Line Items]
TOB Financing		19,100,000			$ 19,100,000
Trust Portfolio--MBS Bonds [Member] | LIFERS [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for Sale Securities, not Including Premiums		9,200,000
Trust Portfolio--MBS Bonds [Member] | SPEARS [Member]
Schedule of Available-for-sale Securities [Line Items]
TOB Financing		$ 34,900,000